Summary of Significant Accounting Policies (Summary of Computation of Basic and Diluted Net Loss Per Common Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (8,205)	$ (7,331)	$ (9,323)	$ (8,966)	$ (6,894)	$ (6,623)	$ (8,416)	$ (6,831)	$ (7,540)	$ (32,511)	$ (29,410)	$ (36,336)
Basic and diluted net loss per common share	$ (0.33)	$ (0.29)	$ (0.38)	$ (0.36)	$ (0.28)	$ (0.27)	$ (0.34)	$ (2.48)	$ (3.73)	$ (1.31)	$ (2.18)	$ (18.34)